Share-Based Payments - By Functional Area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Allocation of Share-Based Payment Expense by function
Cost of cloud	€ 107	€ 138	€ 94
Cost of software licenses and support	30	42	38
Cost of services	244	360	375
Research and development	600	751	703
Sales and marketing	579	876	834
General and administration	135	217	175
Share-based payment expenses	1,695	2,385	2,220
Thereof equity-settled share-based payments	1,331	1,591	1,414
Thereof cash-settled share-based payments	364	794	806
Accelerated share-based payment expenses		309
LTI 2020
Allocation of Share-Based Payment Expense by function
Thereof cash-settled share-based payments	€ 11	€ 51	€ 36